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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment            [ ] Amendment Number: __________
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dick Grant
Title: Chief Financial Officer
Phone: (214) 265-4165

Signature, Place, and Date of Signing:

 /s/ Dick Grant           Dallas, TX           May 15, 2013
----------------     -------------------      --------------
  (Signature)           (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: 100,912 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
--    --------------------     ------------------------------
1     28-12876                 TBP Investments Management LLC

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                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ------------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                                        VOTING AUTHORITY
                             TITLE OF                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                CLASS         CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
---------------------------- ------------- --------- -------- --------- --- ---- ---------- -------- -----  --------- -----
ANADARKO PETE CORP           COM           032511107    3,935    45,000 SH  N/A  DEFINED           1     0     45,000    0
APACHE CORP                  COM           037411105    9,632   124,829 SH  N/A  DEFINED           1     0    124,829    0
APPLE INC                    COM           037833100      221       500 SH  N/A  DEFINED           1     0        500    0
ARCH COAL INC                COM           039380100    3,530   650,000 SH  N/A  DEFINED           1     0    650,000    0
BASIC ENERGY SVCS INC NEW    COM           06985P100    3,076   225,000 SH  N/A  DEFINED           1     0    225,000    0
BP PLC                       SPONSORED ADR 055622104      212     5,000 SH  N/A  DEFINED           1     0      5,000    0
CONCHO RES INC               COM           20605P101    4,384    45,000 SH  N/A  DEFINED           1     0     45,000    0
CONSOL ENERGY INC            COM           20854P109    5,048   150,000 SH  N/A  DEFINED           1     0    150,000    0
DEVON ENERGY CORP NEW        COM           25179M103    6,900   122,295 SH  N/A  DEFINED           1     0    122,295    0
DOW CHEM CO                  COM           260543103      121     3,800 SH  N/A  DEFINED           1     0      3,800    0
ENTERPRISE PRODS PARTNERS L  COM           293792107      241     4,000 SH  N/A  DEFINED           1     0      4,000    0
FREEPORT-MCMORAN COPPER & GO COM           35671D857      261     7,900 SH  N/A  DEFINED           1     0      7,900    0
GASTAR EXPL LTD              COM NEW       367299203    2,007 1,140,059 SH  N/A  DEFINED           1     0  1,140,059    0
GENERAL ELECTRIC CO          COM           369604103      231    10,000 SH  N/A  DEFINED           1     0     10,000    0
GOODRICH PETE CORP           COM NEW       382410405    9,390   600,000 SH  N/A  DEFINED           1     0    600,000    0
GULFPORT ENERGY CORP         COM NEW       402635304    5,729   125,000 SH  N/A  DEFINED           1     0    125,000    0
HALCON RES CORP              COM NEW       40537Q209    3,882   498,285 SH  N/A  DEFINED           1     0    498,285    0
HALLIBURTON CO               COM           406216101    2,021    50,000 SH  N/A  DEFINED           1     0     50,000    0
MARATHON PETE CORP           COM           56585A102    5,804    64,777 SH  N/A  DEFINED           1     0     64,777    0
NEWMONT MINING CORP          COM           651639106      503    12,000 SH  N/A  DEFINED           1     0     12,000    0
OCCIDENTAL PETE CORP DEL     COM           674599105    6,136    78,300 SH  N/A  DEFINED           1     0     78,300    0
PHILLIPS 66                  COM           718546104    5,578    79,725 SH  N/A  DEFINED           1     0     79,725    0
PIONEER NAT RES CO           COM           723787107   12,922   104,000 SH  N/A  DEFINED           1     0    104,000    0
TESORO CORP                  COM           881609101    5,835    99,657 SH  N/A  DEFINED           1     0     99,657    0
VALERO ENERGY CORP NEW       COM           91913Y100    3,313    72,819 SH  N/A  DEFINED           1     0     72,819    0